Note 1 - Summary of Significant Accounting Policies - Activity in the Allowance for Credit Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Allowance at beginning of year	$ 30.3	$ 24.9	$ 23.0
Provision for expected credit losses	11.6	14.7	14.0
Write-offs, net of recoveries	(10.0)	(9.3)	(12.1)
Allowance at end of year	31.9	30.3	24.9
Spire Missouri [Member]
Allowance at beginning of year	22.6	18.1	14.9
Provision for expected credit losses	11.2	11.1	12.7
Write-offs, net of recoveries	(8.9)	(6.6)	(9.5)
Allowance at end of year	24.9	22.6	18.1
Spire Alabama Inc [Member]
Allowance at beginning of year	6.6	5.5	6.3
Provision for expected credit losses	0.3	3.1	0.9
Write-offs, net of recoveries	(0.6)	(2.0)	(1.7)
Allowance at end of year	$ 6.3	$ 6.6	$ 5.5